Note 3 - Discontinued Operations (Details) - Assets and Liabilities Of Discontinued Operations (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets and Liabilities Of Discontinued Operations [Abstract]
Accounts receivable and other receivables		$ 1,340	$ 41,762
Prepaid expenses and other current assets			34,415
Other assets		9,556	11,278
Total current assets of discontinued operations		10,896	87,455
Security deposits on operating leases			9,913
Security deposit – escrow account for installation jobs	200,000	200,000	200,000
Total assets of discontinued operations	200,000	210,896	297,368
Accrued liabilities		8,656	124,751
Accrued warranty	990,933	1,042,663	1,133,549
Deferred revenue		1,500	50,520
Total current liabilities	990,933	1,052,819	1,308,820
Other long-term liabilities			10,200
Total discontinued operations liabilities		$ 1,052,819	$ 1,319,020